Organization and Business Description - Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries [Line Items]
Current assets	$ 37,842,016	$ 24,391,558
Non-current assets	1,971,681	1,787,635
TOTAL ASSETS	39,813,697	26,179,193
Current liabilities	17,013,879	8,763,714
Non-current liabilities	96,175
TOTAL LIABILITIES	$ 17,110,054	$ 8,763,714